Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net

	As of	As of
	December 31, 2017	December 31, 2016
Property and Buildings	$23,767,731	$7,040,637
Leasehold improvement	1,862,388	1,787,688
Machinery and equipment (1)	33,003,239	23,425,270
Automobiles	1,021,208	919,146
Office and electric equipment	1,032,454	731,373
Subtotal	60,687,020	33,904,114
Construction in progress	2,570,442	11,084,794
Less: accumulated depreciation	(14,778,850)	(11,186,861)
Property and equipment, net	$48,478,612	$33,802,047

(1)	A total amount of $6,637,055 machinery was related to the sale leaseback transaction (see Note 11).